Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2023	Mar. 13, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 11, 2023	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, Shares issued			14,817,762		14,817,762		875,279	875,279	11,021,248
Common stock, Par value			$ 0.001		$ 0.001		$ 0.0001	$ 0.0001
Unbilled receivable from related party			$ 519		$ 519		$ 938	$ 1,007
Deferred revenue current			100		100		100	0
Deferred revenue noncurrent			$ 745		745		$ 791	$ 0
Aggregate principal amount					377	$ 0
Principal and interest repaid					$ 377	0
Viridian Llc [Member]
Related Party Transaction [Line Items]
Common stock, Shares issued			872,227		872,227		872,227
Common stock, Par value			$ 0.09		$ 0.09		$ 0.09
Percentage of outstanding shares			7.00%		7.00%		13.00%	35.00%
Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Common stock, Shares issued										156,848
Related party receivable			$ 200		$ 200		$ 4,700	$ 500
Unbilled receivable from related party			500		500		900	$ 1,000
Deferred revenue current			100		100		100
Deferred revenue noncurrent			$ 700		$ 700		$ 800
Zenas BioPharma Limited [Member] | Dianthus [Member]
Related Party Transaction [Line Items]
Aggregate principal amount		$ 400
Interest rate		4.50%
Zenas BioPharma Limited [Member] | Tellus Bioventures Llc [Member]
Related Party Transaction [Line Items]
Percentage of outstanding shares			10.00%		10.00%		17.00%	42.00%
Zenas BioPharma Limited [Member] | Fairmount Funds [Member]
Related Party Transaction [Line Items]
Percentage of outstanding shares			13.00%		13.00%		14.00%	13.00%
Principal and interest repaid	$ 400
License Revenue [Member] | Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Revenues			$ 900	$ 1,200	$ 2,400	$ 5,200	$ 6,400	$ 1,500